Consolidated Statements of Changes in Equity - EUR (€) € in Millions	Total	Share capital	Capital reserve	Share based compensation reserve	Founder preferred shares dividend reserve	Translation reserve	Cash flow hedging reserve	Accumulated deficit reserve	Ordinary shares	Ordinary shares Capital reserve	Founder Preferred shares	Founder Preferred shares Capital reserve	Founder Preferred shares Founder preferred shares dividend reserve
Equity, beginning balance at Mar. 31, 2014	€ 0.0	€ 0.0	€ 0.0	€ 0.0	€ 0.0	€ 0.0	€ 0.0	€ 0.0
Profit/(loss) for the period	(167.5)							(167.5)
Other comprehensive income for the year	88.9					88.9
Total comprehensive income/(loss) for the period attributable to Owners of the Parent Company	(78.6)					88.9		(167.5)
Issue of shares									€ 350.9	€ 350.9	€ 10.6	€ 10.6
Listing and share transaction costs	(8.0)		(8.0)
Total transaction with owners, recognized directly in equity	353.5		353.5
Equity, ending balance at Mar. 31, 2015	274.9	0.0	353.5	0.0	0.0	88.9	0.0	(167.5)
Profit/(loss) for the period	(337.3)							(337.3)
Other comprehensive income for the year	10.0					(4.4)	1.1	13.3
Total comprehensive income/(loss) for the period attributable to Owners of the Parent Company	(327.3)					(4.4)	1.1	(324.0)
Issue of shares									1,414.2	1,414.2
Listing and share transaction costs	(5.3)		(5.3)
Founder Preferred Shares Annual Dividend Amount											531.5		€ 531.5
Share based payment charge	0.1			0.1
Total transaction with owners, recognized directly in equity	1,940.5		1,408.9	0.1	531.5
Equity, ending balance at Dec. 31, 2015	1,888.1	0.0	1,762.4	0.1	531.5	84.5	1.1	(491.5)
Profit/(loss) for the period	36.4							36.4
Other comprehensive income for the year	(23.1)					(0.5)	7.3	(29.9)
Total comprehensive income/(loss) for the period attributable to Owners of the Parent Company	13.3					(0.5)	7.3	6.5
Issue of shares									€ 0.2	€ 0.2
Listing and share transaction costs	0.0
Founder Preferred Shares Annual Dividend Amount											€ 0.0	€ 38.1	(38.1)
Vesting of Non-Executive Restricted Stock award	(0.3)			(0.3)
Share based payment charge	1.2			1.2
Total transaction with owners, recognized directly in equity	1.1		38.3	0.9	(38.1)
Equity, ending balance at Dec. 31, 2016	1,902.5	0.0	1,800.7	1.0	493.4	84.0	8.4	(485.0)
Profit/(loss) for the period	136.5							136.5
Other comprehensive income for the year	(11.3)					(0.8)	(11.4)	0.9
Total comprehensive income/(loss) for the period attributable to Owners of the Parent Company	125.2					(0.8)	(11.4)	137.4
Repurchase of ordinary shares	(177.1)		(177.1)
Listing and share transaction costs	(0.5)		(0.5)
Founder Preferred Shares Annual Dividend Amount													€ 0.0
Vesting of Non-Executive Restricted Stock award	(0.1)		0.6	(0.7)
Share based payment charge	2.6			2.6
Total transaction with owners, recognized directly in equity	(175.1)		(177.0)	1.9
Equity, ending balance at Dec. 31, 2017	€ 1,852.6	€ 0.0	€ 1,623.7	€ 2.9	€ 493.4	€ 83.2	€ (3.0)	€ (347.6)